(logo)OPPENHEIMERFUNDS
                                             OppenheimerFunds, Inc.
                                             Two World Trade Center, 34th Floor
                                             New York, NY 10048-0203
                                             212 323-2000  Fax 212 323-0558



                                             April 16, 1997


Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

           RE: Oppenheimer Limited-Term Government Fund ("Registrant") Reg No. 33-02769; File No. 811-4563

To the Securities and Exchange Commission:

         An electronic filing is hereby made on behalf of the Registrant pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated April 16, 1997 to the Registrant's Prospectus dated January 8, 1997.

         If there are any questions, please contact the undersigned.

                                               Sincerely,


                                               /s/ Mitchell J. Lindauer
                                               ----------------------------
                                               Mitchell J. Lindauer
                                               Vice President
                                               and Assistant  Counsel
                                               (212) 323-5254

cc:      Deloitte & Touche LLP
         Myer, Swanson, Adams & Wolf P.C.
         Gloria LaFond
         Grace Loffredo

                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
                     Supplement dated April 16, 1997 to the
                        Prospectus dated January 8, 1997




The Prospectus is changed as follows:

1. The Supplement dated January 10, 1997 to the Prospectus is replaced with this Supplement.


2. The first paragraph of the section captioned "Class A Contingent Deferred Sales Charge" in "Buying Class A Shares" on page 30, is revised by adding the following subparagraph:

         o purchases by a retirement plan qualified under section 401(a) of the Internal Revenue Code if the retirement plan has total plan assets of $500,000 or more.



April 16, 1997                                                       PS0855.008